Supplement dated July 10, 2025
to the following initial summary prospectus(es):
Soloist dated May 1, 2025
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following underlying mutual fund is offered as an investment option under the contract.
Effective July 28, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Sustainable Equity Fund: Trust Class	Neuberger Berman Quality Equity Fund: Trust Class
ISP-0886